Apr. 30, 2019
MFS® Total Return Fund
MFS® Total Return Fund
SUPPLEMENT TO THE PROSPECTUS The date of this supplement is April 30, 2019. MFS® Total Return Fund
Effective immediately, the following is added after the fifth paragraph in the section entitled "Principal Investment Strategies" under the main heading "Summary of Key Information":

MFS may purchase or sell securities for the fund on a when-issued, delayed delivery, or forward commitment basis.

Effective immediately, the following is added after the sub-section entitled "Focus Risk" under the sub-heading entitled "Principal Risks" under the main heading "Summary of Key Information":

Leveraging Risk:  Leverage involves investment exposure in an amount exceeding the initial investment. Leverage can cause increased volatility by magnifying gains or losses.

Counterparty and Third Party Risk:  Transactions involving a counterparty or third party other than the issuer of the instrument are subject to the credit risk of the counterparty or third party, and to the counterparty’s or third party’s ability or willingness to perform in accordance with the terms of the transaction.